Significant accounting policies (Details) ¥ in Thousands, $ in Thousands									1 Months Ended		12 Months Ended
	Nov. 13, 2018 CNY (¥)	Nov. 13, 2018 USD ($)	Jan. 10, 2017	Jan. 05, 2017	Jan. 04, 2017	Sep. 26, 2016 CNY (¥)	Sep. 26, 2016 USD ($)	Jul. 19, 2016	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Dec. 31, 2020 CNY (¥) contribution board_seat	Dec. 31, 2020 USD ($) contribution board_seat	Dec. 31, 2019 CNY (¥) contribution	Dec. 31, 2019 USD ($) contribution	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Disclosure of joint ventures [line items]
Number of capital contributions made | contribution											4	4	2	2
Property | Bottom of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)											1 year	1 year
Property | Top of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)											7 years	7 years
Office equipment | Bottom of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)											4 years	4 years
Office equipment | Top of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)											5 years	5 years
Vehicle | Bottom of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)											1 year	1 year
Vehicle | Top of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)											5 years	5 years
Internally generated fuel cell intangible assets | Bottom of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)											3 years	3 years
Internally generated fuel cell intangible assets | Top of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)											5 years	5 years
Intellectual property acquired by Ballard Power Systems Europe | Bottom of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)											5 years	5 years
Intellectual property acquired by Ballard Power Systems Europe | Top of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)											20 years	20 years
ERP management reporting software system | Bottom of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)											5 years	5 years
ERP management reporting software system | Top of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)											10 years	10 years
Trademarks and service marks
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)											15 years	15 years
Domain names
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)											15 years	15 years
Customer base and relationships
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)											10 years	10 years
Acquired non-compete agreements
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)											1 year	1 year
Computer equipment | Bottom of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)											3 years	3 years
Computer equipment | Top of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)											10 years	10 years
Furniture and fixtures | Bottom of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)											5 years	5 years
Furniture and fixtures | Top of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)											10 years	10 years
Production and test equipment | Bottom of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)											4 years	4 years
Production and test equipment | Top of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)											15 years	15 years
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture						10.00%	10.00%				10.00%	10.00%	10.00%	10.00%
Capital contributions									¥ 6,700	$ 971
Synergy Ballard JVCo | Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture						90.00%	90.00%
Capital contributions						¥ 60,300	$ 9,000
Guangzhou Ballard Power Systems Co., Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary			100.00%								100.00%	100.00%	100.00%	100.00%
Ballard Hong Kong Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary								100.00%			100.00%	100.00%	100.00%	100.00%
Ballard Unmanned Systems (formerly named Protonex Technology Corporation) (note 7)
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%	100.00%	100.00%
Ballard Services Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%	100.00%	100.00%
Ballard Fuel Cell Systems Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%	100.00%	100.00%
Ballard Power Systems Europe A/S
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary				100.00%							100.00%	100.00%	100.00%	100.00%
Ballard Power Systems Europe A/S | Dansk Industri Invest A/S
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary					43.00%
Ballard Power Corporation
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%	100.00%	100.00%
Weichai Ballard JV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%									49.00%	49.00%	49.00%	49.00%
Expected contributions to acquire interests in joint venture	¥ 539,000	$ 79,487
Cash contribution term (years)	4 years	4 years									2 years	2 years
Capital contributions											¥ 155,575	$ 22,515	¥ 143,325	$ 20,944	¥ 98,000	$ 14,286
Number of board seats held											2	2
Number of board seats											5	5
Weichai Ballard JV | Weichai Power
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	51.00%	51.00%
Expected contributions to acquire interests in joint venture	¥ 561,000	$ 85,833
Number of board seats held											3	3